Segment reporting - Geographical information (Details) - EUR (€) € in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Disclosure of geographical areas [line items]
Revenue	€ 537.8	€ 488.2	€ 1,155.6	€ 1,027.4
United Kingdom
Disclosure of geographical areas [line items]
Revenue	170.3	129.4	349.8	239.3
Italy
Disclosure of geographical areas [line items]
Revenue	85.4	83.6	199.9	198.6
Germany
Disclosure of geographical areas [line items]
Revenue	75.0	66.9	162.2	155.0
Sweden
Disclosure of geographical areas [line items]
Revenue	39.6	45.0	89.1	94.5
France
Disclosure of geographical areas [line items]
Revenue	41.3	41.8	84.3	85.8
Norway
Disclosure of geographical areas [line items]
Revenue	27.6	28.4	59.0	59.4
Austria
Disclosure of geographical areas [line items]
Revenue	24.2	20.9	54.8	50.4
Spain
Disclosure of geographical areas [line items]
Revenue	19.9	18.4	39.4	38.1
Rest of Europe
Disclosure of geographical areas [line items]
Revenue	€ 54.5	€ 53.8	€ 117.1	€ 106.3